Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

July 31, 2019

SEA-QTLY-0919
1.804844.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 1.2%
Blue Sky Alternative Investments Ltd. (a)(b)	1,183,786	$149,763
HUB24 Ltd. (c)	550,557	4,654,592
Pro Medicus Ltd.	28,423	593,423
SpeedCast International Ltd.	1,048,357	1,342,400
Woodside Petroleum Ltd.	236,307	5,572,351

TOTAL AUSTRALIA		12,312,529

Bermuda - 0.5%
Tai Cheung Holdings Ltd.	5,610,000	5,451,540
Cayman Islands - 21.5%
51job, Inc. sponsored ADR (a)	102,200	7,925,610
Alibaba Group Holding Ltd. sponsored ADR (a)	423,400	73,294,774
Hansoh Pharmaceutical Group Co. Ltd. (d)	2,924,000	7,858,006
Hypebeast Ltd.	5,205,000	727,272
International Housewares Retail Co. Ltd.	23,055,400	6,315,987
Meituan Dianping Class B	667,000	5,393,487
NetEase, Inc. ADR	45,700	10,548,474
Shenzhou International Group Holdings Ltd.	1,132,500	15,620,249
SITC International Holdings Co. Ltd.	5,655,000	6,233,177
Tencent Holdings Ltd.	1,906,500	88,829,503
Value Partners Group Ltd.	6,796,383	4,051,631

TOTAL CAYMAN ISLANDS		226,798,170

China - 20.3%
AVIC Jonhon OptronicTechnology Co. Ltd.	2,017,255	10,762,747
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,897,200	8,092,467
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	2,069,200	7,525,769
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	758,400	10,938,135
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	986,900	7,848,740
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	1,430,697	10,342,026
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,254,622	5,648,353
Kweichow Moutai Co. Ltd. (A Shares)	165,581	23,226,168
Midea Group Co. Ltd. (A Shares)	1,180,400	9,299,284
PICC Property & Casualty Co. Ltd. (H Shares)	5,835,680	6,929,088
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,994,500	23,506,805
Qingdao Port International Co. Ltd. (H Shares) (d)	13,679,000	9,749,350
Shanghai International Airport Co. Ltd. (A Shares)	1,459,869	17,437,290
Shanghai M&G Stationery, Inc. (A Shares)	1,293,554	7,422,489
Shenzhen Expressway Co. (H Shares)	11,806,000	14,013,611
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	280,808	6,437,091
Sinopec Engineering Group Co. Ltd. (H Shares)	7,181,000	5,625,656
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	2,632,552	5,968,959
Wuliangye Yibin Co. Ltd. (A Shares)	496,321	8,623,589
Yunnan Baiyao Group Co. Ltd. (A Shares)	816,721	8,976,287
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	3,295,240	5,156,318

TOTAL CHINA		213,530,222

Hong Kong - 8.5%
AIA Group Ltd.	4,936,800	50,531,941
Dah Sing Banking Group Ltd.	4,246,800	7,384,735
Hong Kong Exchanges and Clearing Ltd.	460,832	15,486,885
Sino Land Ltd.	4,624,147	7,488,239
Techtronic Industries Co. Ltd.	1,201,000	8,931,421

TOTAL HONG KONG		89,823,221

India - 16.9%
Axis Bank Ltd.	1,197,057	11,667,377
CCL Products (India) Ltd.	1,695,830	6,037,947
HDFC Asset Management Co. Ltd. (d)	264,535	8,215,616
HDFC Bank Ltd.	633,119	20,625,082
Housing Development Finance Corp. Ltd.	959,064	29,447,128
Indraprastha Gas Ltd. (a)	1,495,627	6,558,482
Kotak Mahindra Bank Ltd.	377,100	8,291,065
Oberoi Realty Ltd. (a)	1,299,217	10,330,416
Page Industries Ltd.	26,400	6,929,621
Petronet LNG Ltd.	3,241,160	11,094,345
Power Grid Corp. of India Ltd.	4,945,138	15,097,442
Reliance Industries Ltd.	1,736,254	29,230,973
TCNS Clothing Co. Ltd. (a)(d)	616,996	6,522,065
UPL Ltd. (a)	893,598	7,695,158

TOTAL INDIA		177,742,717

Indonesia - 3.2%
PT Bank Central Asia Tbk	9,246,200	20,298,908
PT Bank Rakyat Indonesia Tbk	42,847,200	13,577,334

TOTAL INDONESIA		33,876,242

Israel - 0.0%
Sarine Technologies Ltd.	1,834,000	339,024
Japan - 0.6%
Keyence Corp.	11,500	6,673,362
Korea (South) - 6.6%
Hyundai Fire & Marine Insurance Co. Ltd.	185,021	4,344,806
KB Financial Group, Inc.	293,764	10,690,126
LG Chemical Ltd.	24,363	6,861,938
Samsung Electronics Co. Ltd.	793,160	29,916,047
SK Hynix, Inc.	268,306	17,104,102

TOTAL KOREA (SOUTH)		68,917,019

Malaysia - 0.3%
Bursa Malaysia Bhd	2,156,100	3,520,974
Multi-National - 1.9%
HKT Trust/HKT Ltd. unit	12,155,300	19,417,312
Netherlands - 0.5%
ASML Holding NV (Netherlands)	23,500	5,236,368
Philippines - 1.4%
Ayala Land, Inc.	14,926,900	14,537,025
Singapore - 0.7%
Wing Tai Holdings Ltd.	5,055,300	7,751,061
Taiwan - 9.3%
E.SUN Financial Holdings Co. Ltd.	12,846,930	10,687,617
Micro-Star International Co. Ltd.	2,101,000	5,872,538
Taiwan Semiconductor Manufacturing Co. Ltd.	8,490,892	69,736,945
Voltronic Power Technology Corp.	545,000	11,734,762

TOTAL TAIWAN		98,031,862

Thailand - 1.6%
Home Product Center PCL (For. Reg.)	15,130,200	8,434,527
Thai Beverage PCL	12,884,100	7,804,152

TOTAL THAILAND		16,238,679

United States of America - 1.2%
IPG Photonics Corp. (a)	39,300	5,148,693
Lam Research Corp.	37,800	7,885,458

TOTAL UNITED STATES OF AMERICA		13,034,151

TOTAL COMMON STOCKS
(Cost $734,124,234)		1,013,231,478

Nonconvertible Preferred Stocks - 1.1%
Korea (South) - 1.1%
Samsung Electronics Co. Ltd.
(Cost $13,524,870)	386,880	11,915,321

Money Market Funds - 3.0%
Fidelity Cash Central Fund 2.43% (e)	28,281,055	28,286,712
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	2,658,321	2,658,587
TOTAL MONEY MARKET FUNDS
(Cost $30,944,323)		30,945,299
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $778,593,427)		1,056,092,098
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,688,868)
NET ASSETS - 100%		$1,053,403,230

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,345,037 or 3.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$658,078
Fidelity Securities Lending Cash Central Fund	56,448
Total	$714,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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